Intangible Assets - Schedule of Mining Activities (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Bitcoins [Member]
Schedule of Mining Activities [Line Items]
Balance, Number	8.0277	8.0277
Balance, Number	8.0277	8.0277
Balance, Amount	$ 70,333	$ 26,348
Receipt of BTC from mining services and investment income, Amount
Cumulative effect upon adoption of ASU 2023-08, Amount		49,562
Change in fair value recognized in earnings, Amount	(23,247)	(5,577)
Balance, Amount	$ 47,086	$ 70,333
Etherum [Member]
Schedule of Mining Activities [Line Items]
Balance, Number	29.4979	29.4979
Balance, Number	29.4979	29.4979
Balance, Amount	$ 8,766	$ 3,525
Receipt of ETH from mining services and investment income, Amount
Cumulative effect upon adoption of ASU 2023-08, Amount		6,387
Change in fair value recognized in earnings, Amount	(4,129)	(1,146)
Balance, Amount	$ 4,637	$ 8,766